1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
DEVON M. ROBERSON devon.roberson@dechert.com +1 202 261 3477 Direct

April 4, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 885 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant herby certifies that (1) the Prospectuses and Statements of Additional Information for the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Solutions Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Investor Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund, each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on March 30, 2023.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.3477.

Sincerely,

/s/ Devon M. Roberson
Devon M. Roberson